Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Non-Agency 0.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.7%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%		155,000	137,429
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%		155,000	137,497
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%		100,000	91,648
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	185,931
Total				552,505
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $569,808)				552,505

Foreign Government Obligations(b),(c) 1.0%

Germany 1.0%
Bundesschatzanweisungen(a)
09/18/2025	3.100%	EUR	800,000	844,066
Total Foreign Government Obligations (Cost $843,982)				844,066

Inflation-Indexed Bonds(b) 96.2%

Australia 1.2%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	186,254	116,505
09/20/2030	2.500%	AUD	411,001	277,751
11/21/2032	0.250%	AUD	95,766	52,987
08/21/2035	2.000%	AUD	187,929	121,015
08/21/2040	1.250%	AUD	143,015	80,231
02/21/2050	1.000%	AUD	135,563	65,581
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	407,026	270,905
Total				984,975
Canada 1.6%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	260,972	203,195
12/01/2031	4.000%	CAD	302,708	251,298
12/01/2036	3.000%	CAD	222,545	177,985
12/01/2041	2.000%	CAD	305,569	216,567
12/01/2044	1.500%	CAD	307,663	199,954
12/01/2047	1.250%	CAD	326,935	200,611
12/01/2050	0.500%	CAD	212,840	106,268
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/01/2054	0.250%	CAD	39,611	17,636
Total				1,373,514
Denmark 0.1%
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	849,195	114,512
France 8.7%
France Government Bond OAT(a)
03/01/2025	0.100%	EUR	479,511	498,869
07/25/2027	1.850%	EUR	839,789	928,905
07/25/2029	3.400%	EUR	358,371	436,273
07/25/2030	0.700%	EUR	615,445	650,249
07/25/2032	3.150%	EUR	508,399	642,695
07/25/2047	0.100%	EUR	483,907	401,457
French Republic Government Bond OAT(a)
03/01/2026	0.100%	EUR	450,385	468,775
03/01/2028	0.100%	EUR	537,092	550,596
03/01/2029	0.100%	EUR	490,285	500,983
07/25/2031	0.100%	EUR	374,928	376,788
03/01/2032	0.100%	EUR	274,929	274,520
03/01/2036	0.100%	EUR	285,330	268,559
07/25/2036	0.100%	EUR	350,117	327,840
07/25/2038	0.100%	EUR	201,318	184,289
03/01/2039	0.550%	EUR	66,940	65,320
07/25/2040	1.800%	EUR	542,633	631,507
07/25/2053	0.100%	EUR	184,062	145,401
Total				7,353,026
Germany 2.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	806,202	856,319
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	674,181	699,827
04/15/2033	0.100%	EUR	311,950	318,971
04/15/2046	0.100%	EUR	510,991	492,034
Total				2,367,151
Italy 5.2%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2026	0.650%	EUR	269,291	276,524
09/15/2026	3.100%	EUR	501,170	553,097
05/15/2028	1.300%	EUR	619,049	634,992
09/15/2032	1.250%	EUR	562,798	545,505
05/15/2033	0.100%	EUR	507,763	428,389
09/15/2035	2.350%	EUR	535,590	556,675
05/15/2039	2.400%	EUR	30,387	30,588
09/15/2041	2.550%	EUR	626,806	650,974
05/15/2051	0.150%	EUR	229,509	132,020
2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	588,045	553,303
Total				4,362,067
Japan 3.0%
Japanese Government CPI-Linked Bond
09/10/2024	0.100%	JPY	45,752,400	313,263
03/10/2025	0.100%	JPY	63,376,400	436,815
03/10/2026	0.100%	JPY	41,703,404	290,538
03/10/2027	0.100%	JPY	49,047,180	348,227
03/10/2028	0.100%	JPY	32,156,432	226,895
03/10/2029	0.100%	JPY	51,243,885	359,139
03/10/2030	0.200%	JPY	13,684,320	95,235
03/10/2031	0.005%	JPY	17,451,240	123,640
03/10/2032	0.005%	JPY	27,892,045	196,667
03/10/2033	0.005%	JPY	15,267,308	106,844
Total				2,497,263
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	114,260	68,865
09/20/2035	2.500%	NZD	197,505	111,814
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	257,320	140,621
Total				321,300
Spain 2.7%
Spain Government Inflation-Linked Bond(a)
11/30/2024	1.800%	EUR	497,797	529,614
11/30/2027	0.650%	EUR	544,413	563,341
11/30/2030	1.000%	EUR	619,009	637,962
11/30/2033	0.700%	EUR	607,537	588,114
Total				2,319,031
Sweden 0.8%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	3,873,246	351,914
12/01/2028	3.500%	SEK	1,987,123	201,418
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	434,168	36,880
06/01/2032	0.125%	SEK	776,723	64,687
06/01/2039	0.125%	SEK	297,125	22,642
Total				677,541
United Kingdom 18.8%
United Kingdom Gilt Inflation-Linked Bond(a)
03/22/2026	0.125%	GBP	543,491	653,232
11/22/2027	1.250%	GBP	790,718	994,462
08/10/2028	0.125%	GBP	670,180	803,726
03/22/2029	0.125%	GBP	669,979	799,282
07/22/2030	4.125%	GBP	363,458	556,411
08/10/2031	0.125%	GBP	274,073	325,356
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/22/2034	0.750%	GBP	668,839	814,685
01/26/2035	2.000%	GBP	566,681	787,285
11/22/2036	0.125%	GBP	568,567	626,028
11/22/2037	1.125%	GBP	712,485	883,584
03/22/2039	0.125%	GBP	327,948	341,779
03/22/2040	0.625%	GBP	674,139	752,893
08/10/2041	0.125%	GBP	487,797	489,956
11/22/2042	0.625%	GBP	678,208	735,785
03/22/2044	0.125%	GBP	671,592	636,662
03/22/2046	0.125%	GBP	688,177	628,833
11/22/2047	0.750%	GBP	628,854	658,414
08/10/2048	0.125%	GBP	449,467	394,969
03/22/2050	0.500%	GBP	600,425	576,630
03/22/2051	0.125%	GBP	337,228	285,781
03/22/2052	0.250%	GBP	626,235	547,815
11/22/2055	1.250%	GBP	558,878	647,556
11/22/2056	0.125%	GBP	278,073	223,576
03/22/2058	0.125%	GBP	478,287	378,745
03/22/2062	0.375%	GBP	563,403	481,900
11/22/2065	0.125%	GBP	327,661	247,380
03/22/2068	0.125%	GBP	555,601	416,273
03/22/2073	0.125%	GBP	103,182	80,498
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	50,273	61,819
03/22/2045	0.625%	GBP	97,697	101,694
Total				15,933,009
United States 50.9%
U.S. Treasury Inflation-Indexed Bond
10/15/2024	0.125%		899,507	871,995
01/15/2025	0.250%		167,772	161,385
01/15/2025	2.375%		1,370,277	1,354,092
04/15/2025	0.125%		1,245,518	1,188,409
07/15/2025	0.375%		1,540,319	1,474,628
10/15/2025	0.125%		1,136,828	1,077,251
01/15/2026	0.625%		1,498,703	1,425,031
01/15/2026	2.000%		862,445	845,395
04/15/2026	0.125%		1,322,922	1,235,909
07/15/2026	0.125%		1,289,247	1,205,063
10/15/2026	0.125%		1,398,275	1,300,219
01/15/2027	0.375%		1,431,685	1,331,886
01/15/2027	2.375%		697,240	691,962
04/15/2027	0.125%		1,293,719	1,187,524
07/15/2027	0.375%		1,205,854	1,118,186
10/15/2027	1.625%		954,489	926,623
01/15/2028	0.500%		1,386,552	1,277,920
01/15/2028	1.750%		663,881	644,874
04/15/2028	1.250%		438,204	416,604
04/15/2028	3.625%		909,037	955,169
07/15/2028	0.750%		1,228,690	1,143,274
01/15/2029	0.875%		445,611	413,410
01/15/2029	2.500%		765,249	770,495
04/15/2029	3.875%		929,695	1,000,843
07/15/2029	0.250%		1,428,013	1,272,592
01/15/2030	0.125%		1,413,803	1,232,671
07/15/2030	0.125%		1,412,769	1,224,585

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2031	0.125%	1,479,530	1,265,324
07/15/2031	0.125%	1,476,922	1,254,205
04/15/2032	3.375%	225,594	243,074
07/15/2032	0.625%	1,388,706	1,210,084
07/15/2033	1.375%	1,117,182	1,033,328
02/15/2040	2.125%	605,290	587,022
02/15/2041	2.125%	949,158	918,619
02/15/2042	0.750%	884,705	670,138
02/15/2043	0.625%	850,893	618,670
02/15/2044	1.375%	852,514	713,298
02/15/2045	0.750%	876,197	637,229
02/15/2046	1.000%	767,586	583,022
02/15/2047	0.875%	677,460	494,406
02/15/2048	1.000%	638,373	475,442
02/15/2049	1.000%	540,559	399,292
02/15/2050	0.250%	576,636	339,712
02/15/2051	0.125%	581,165	323,705
02/15/2052	0.125%	602,506	331,275
02/15/2053	1.500%	586,142	485,072
U.S. Treasury Inflation-Indexed Bond(d)
01/15/2032	0.125%	1,587,888	1,330,341
01/15/2033	1.125%	1,534,124	1,385,864
Total			43,047,117
Total Inflation-Indexed Bonds (Cost $100,654,533)			81,350,506

Residential Mortgage-Backed Securities - Agency 2.6%

United States 2.6%
Uniform Mortgage-Backed Security TBA(e)
10/12/2053	5.000%	642,280	605,951
10/12/2053	5.500%	1,246,754	1,204,822
10/12/2053	6.000%	413,000	407,580
Total			2,218,353
Total Residential Mortgage-Backed Securities - Agency (Cost $2,254,180)			2,218,353

Residential Mortgage-Backed Securities - Non-Agency 0.9%

United States 0.9%
CSMC Trust(a),(f)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	251,270	240,165
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	130,102	98,304
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(f)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	92,513	90,159
SG Residential Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	151,783	115,130
CMO Series 2022-2 Class A1
08/25/2062	5.345%	90,666	87,900
Verus Securitization Trust(a),(f)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	102,692	98,506
Total			730,164
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $751,665)			730,164

U.S. Treasury Obligations 0.1%

United States 0.1%
U.S. Treasury
08/15/2053	4.000%	109,500	99,440
Total U.S. Treasury Obligations (Cost $99,723)			99,440

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $67,904)	28,145

Put Option Contracts Purchased 0.2%

(Cost $78,483)	197,434

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(g),(h)	404,523	404,402
Total Money Market Funds (Cost $404,402)		404,402
Total Investments in Securities (Cost $105,724,680)		86,425,015
Other Assets & Liabilities, Net		(1,856,080)
Net Assets		$84,568,935

At September 30, 2023, securities and/or cash totaling $228,785 were pledged as collateral.
4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,552,000 AUD	1,006,665 USD	Citi	10/03/2023	8,806	—
2,030,000 CAD	1,500,906 USD	Citi	10/03/2023	6,336	—
829,000 DKK	121,354 USD	Citi	10/03/2023	3,840	—
13,902,000 GBP	17,632,871 USD	Citi	10/03/2023	671,040	—
7,424,000 SEK	683,740 USD	Citi	10/03/2023	4,232	—
373,510 USD	350,000 EUR	Citi	10/03/2023	—	(3,473)
4,719,759 JPY	31,780 USD	Citi	11/02/2023	25	—
9,400 USD	14,550 AUD	Citi	11/02/2023	—	(35)
18,418 USD	30,652 NZD	Citi	11/02/2023	—	(47)
16,830,000 EUR	18,433,093 USD	Deutsche Bank	10/03/2023	639,576	—
59,000 GBP	74,755 USD	Deutsche Bank	10/03/2023	2,769	—
372,110,000 JPY	2,563,912 USD	Deutsche Bank	10/03/2023	73,882	—
572,000 NZD	341,035 USD	Deutsche Bank	10/03/2023	—	(1,794)
988,729 USD	1,546,000 AUD	Deutsche Bank	10/03/2023	5,272	—
1,466,328 USD	1,979,324 CAD	Deutsche Bank	10/03/2023	—	(9,067)
117,202 USD	829,000 DKK	Deutsche Bank	10/03/2023	312	—
17,175,234 USD	16,257,000 EUR	Deutsche Bank	10/03/2023	12,479	—
107,568 USD	98,976 EUR	Deutsche Bank	10/03/2023	—	(2,925)
16,399,809 USD	13,466,000 GBP	Deutsche Bank	10/03/2023	30,058	—
405,695 USD	320,116 GBP	Deutsche Bank	10/03/2023	—	(15,122)
2,486,637 USD	371,517,000 JPY	Deutsche Bank	10/03/2023	—	(576)
338,565 USD	569,000 NZD	Deutsche Bank	10/03/2023	2,466	—
673,955 USD	7,424,000 SEK	Deutsche Bank	10/03/2023	5,553	—
1,546,000 AUD	989,754 USD	Deutsche Bank	11/02/2023	—	(5,359)
1,953,000 CAD	1,447,452 USD	Deutsche Bank	11/02/2023	8,958	—
829,000 DKK	117,384 USD	Deutsche Bank	11/02/2023	—	(319)
649,000 EUR	687,793 USD	Deutsche Bank	11/02/2023	762	—
16,257,000 EUR	17,196,419 USD	Deutsche Bank	11/02/2023	—	(13,241)
13,679,000 GBP	16,662,414 USD	Deutsche Bank	11/02/2023	—	(30,480)
371,517,000 JPY	2,498,552 USD	Deutsche Bank	11/02/2023	—	(1,036)
569,000 NZD	338,564 USD	Deutsche Bank	11/02/2023	—	(2,467)
7,424,000 SEK	674,750 USD	Deutsche Bank	11/02/2023	—	(5,607)
55,108 USD	74,474 CAD	Deutsche Bank	11/02/2023	—	(254)
681,019 USD	642,444 EUR	Deutsche Bank	11/02/2023	—	(927)
781,850 USD	640,446 GBP	Deutsche Bank	11/02/2023	—	(295)
Total				1,476,366	(93,024)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	1	12/2023	CAD	115,130	—	(1,205)
Long Gilt	7	12/2023	GBP	659,120	—	(512)
U.S. Treasury 2-Year Note	1	12/2023	USD	202,711	342	—
U.S. Treasury 5-Year Note	4	12/2023	USD	421,438	—	(68)
Total					342	(1,785)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 3-Year Bond	(3)	12/2023	AUD	(316,024)	1,606	—
Euro-Schatz	(8)	12/2023	EUR	(839,920)	—	(176)
Japanese 10-Year Government Bond	(1)	12/2023	JPY	(144,960,000)	7,185	—
U.S. Long Bond	(1)	12/2023	USD	(113,781)	6,256	—
U.S. Treasury 10-Year Note	(7)	12/2023	USD	(756,438)	12,393	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(1)	12/2023	USD	(111,563)	2,074	—
U.S. Treasury Ultra Bond	(1)	12/2023	USD	(118,688)	30	—
Total					29,544	(176)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year Mid-Curve SOFR	UBS	USD	12,403,300	52	95.63	10/13/2023	11,356	5,850
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	8,906,000	8,906,000	4.50	01/22/2024	22,131	4,423
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	8,906,000	8,906,000	4.55	01/24/2024	21,419	5,183
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	844,000	844,000	4.24	03/26/2024	12,998	12,689
Total							67,904	28,145

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
3-Month SOFR	UBS	USD	11,818,750	50	95.63	10/13/2023	52,606	134,375
3-Month SOFR	UBS	USD	7,091,250	30	95.00	10/13/2023	8,336	33,938
3-Month SOFR	UBS	USD	4,727,500	20	94.88	10/13/2023	4,543	16,375
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	844,000	844,000	4.24	03/26/2024	12,998	12,746
Total							78,483	197,434

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year Mid-Curve SOFR	UBS	USD	(12,403,300)	(52)	95.88	10/13/2023	(5,128)	(1,950)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(8,906,000)	(8,906,000)	3.80	1/22/2024	(9,351)	(1,234)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(8,906,000)	(8,906,000)	3.85	1/24/2024	(8,372)	(1,471)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(844,000)	(844,000)	4.00	3/11/2024	(12,945)	(8,118)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(844,000)	(844,000)	4.00	3/12/2024	(12,671)	(8,184)
5-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(844,000)	(844,000)	4.00	3/14/2024	(12,056)	(8,342)
5-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(422,000)	(422,000)	4.04	3/15/2024	(5,982)	(4,485)
Total							(66,505)	(33,784)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Month SOFR	UBS	USD	(4,727,500)	(20)	95.13	10/13/2023	(8,957)	(28,750)
3-Month SOFR	UBS	USD	(7,091,250)	(30)	95.25	10/13/2023	(15,198)	(52,500)
3-Month SOFR	UBS	USD	(11,818,750)	(50)	95.38	10/13/2023	(33,643)	(103,125)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(844,000)	(844,000)	4.00	03/11/2024	(12,945)	(17,253)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(844,000)	(844,000)	4.00	03/12/2024	(12,671)	(17,285)
6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(844,000)	(844,000)	4.00	03/14/2024	(12,057)	(17,315)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(422,000)	(422,000)	4.04	03/15/2024	(5,982)	(8,224)
Total							(101,453)	(244,452)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.483%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/23/2024	USD	1,500,000	11,494	—	—	11,494	—
ESTR	Fixed rate of 3.225%	Receives Annually, Pays Annually	Goldman Sachs	07/29/2025	EUR	427,500	408	—	—	408	—
Fixed rate of 4.185%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/29/2025	USD	483,000	(2,241)	—	—	—	(2,241)
Fixed rate of 2.480%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/11/2025	USD	295,000	(361)	—	—	—	(361)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2025	EUR	255,000	(495)	—	—	—	(495)
Fixed rate of 4.397%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/20/2026	CAD	213,000	(1,705)	—	—	—	(1,705)
Fixed rate of 4.382%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/20/2026	CAD	214,500	(1,783)	—	—	—	(1,783)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.515%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/11/2027	USD	295,000	304	—	—	304	—
Fixed rate of 2.660%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2027	EUR	255,000	859	—	—	859	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.409%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2028	EUR	185,000	996	—	—	996	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.414%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/02/2028	USD	550,000	5,336	—	—	5,336	—
SOFR	Fixed rate of 4.300%	Receives Annually, Pays Annually	Goldman Sachs	09/21/2028	USD	85,252	319	—	—	319	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	(9)	—	—	—	(9)
SOFR	Fixed rate of 4.229%	Receives Annually, Pays Annually	Goldman Sachs	03/20/2029	USD	247,232	(28)	—	—	—	(28)
TONA	Fixed rate of 0.885%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	4,698,870	(38)	—	—	—	(38)
TONA	Fixed rate of 0.898%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	4,698,870	(76)	—	—	—	(76)
TONA	Fixed rate of 0.900%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	9,397,740	(167)	—	—	—	(167)
TONA	Fixed rate of 0.918%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	13,610,520	(396)	—	—	—	(396)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	790,000	27,506	—	—	27,506	—
Fixed rate of 2.438%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2033	EUR	185,000	(1,867)	—	—	—	(1,867)
Fixed rate of 3.540%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/15/2033	CAD	156,388	(6,076)	—	—	—	(6,076)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CORRA	Fixed rate of 3.568%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/20/2033	CAD	70,831	2,595	—	—	2,595	—
CORRA	Fixed rate of 3.570%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/20/2033	CAD	69,000	2,520	—	—	2,520	—
Fixed rate of 2.648%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2033	EUR	215,000	1,591	—	—	1,591	—
Fixed rate of 4.002%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	09/21/2033	CAD	70,000	(664)	—	—	—	(664)
Fixed rate of 2.641%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2053	EUR	5,000	(224)	—	—	—	(224)
Fixed rate of 2.688%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2053	EUR	10,000	(316)	—	—	—	(316)
Fixed rate of 2.700%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2053	EUR	5,000	(95)	—	—	—	(95)
CORRA	Fixed rate of 3.404%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/15/2053	CAD	70,000	4,580	—	—	4,580	—
Fixed rate of 2.798%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2053	EUR	15,000	111	—	—	111	—
Fixed rate of 2.780%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2053	EUR	15,000	(5)	—	—	—	(5)
CORRA	Fixed rate of 3.722%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	09/21/2053	CAD	30,000	646	—	—	646	—
Total							42,719	—	—	59,265	(16,546)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
ESTR	Euro Short Term Rate	3.906%
CORRA	Canadian Overnight Repo Rate Average	5.020%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	4.200%
SOFR	Secured Overnight Financing Rate	5.310%
TONA	Tokyo Overnight Average Rate	(0.062%)
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	6.700%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	3.700%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $35,312,091, which represents 41.76% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	100,076	22,285,140	(21,980,814)	—	404,402	(441)	33,922	404,523
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7029_12_B01_(11/23)